Accounts Payable and Accrued Expenses - Accounts Payable (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES CURRENT [Abstract]
Trade payable	$ 18,130	$ 33,803
Rent payable	149	564
Professional fees payable	221	380
Total accounts payable	$ 18,500	$ 34,747